Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2001

1.743119.101

Investments November 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 4.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
UBS Finance, Inc.
12/3/01	2.16%	$ 110,000,000	$ 109,986,800
Federal Agencies - 2.9%

Fannie Mae - 2.1%
Discount Notes - 2.1%
2/14/02	1.96	51,304,000	51,095,577
Freddie Mac - 0.8%
Discount Notes - 0.8%
5/23/02	1.99	20,000,000	19,810,181
TOTAL FEDERAL AGENCIES			70,905,758
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bills - 6.0%
1/24/02	2.19	50,000,000	49,836,500
5/16/02	1.84	25,000,000	24,790,220
5/16/02	2.02	50,000,000	49,538,888
5/30/02	2.01	25,000,000	24,751,264
TOTAL U.S. TREASURY OBLIGATIONS			148,916,872
Time Deposits - 8.9%

Bayerische Hypo-und Vereinsbank AG
12/3/01	2.15	110,000,000	110,000,000
RaboBank Nederland Coop. Central
12/3/01	2.14	110,000,000	110,000,000
TOTAL TIME DEPOSITS			220,000,000
Repurchase Agreements - 77.9%
	Maturity Amount	Value (Note 1)
In a joint trading account:
(U.S. Government Obligations) dated:
10/19/01 due 1/17/02 At 2.24%	$ 100,560,000	$ 100,000,000
11/30/01 due 12/3/01 At:
2.14%	364,505,937	364,441,000
2.15%	1,308,234,121	1,308,000,000
(U.S. Treasury Obligations) dated 11/30/01 due 12/3/01 At 2.11%	153,807,094	153,780,000
TOTAL REPURCHASE AGREEMENTS		1,926,221,000
TOTAL INVESTMENT PORTFOLIO - 100.2%		2,476,030,430
NET OTHER ASSETS - (0.2)%		(3,779,566)
NET ASSETS - 100%		$ 2,472,250,864
Total Cost for Income Tax Purposes $ 2,476,030,430
Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $1,000 all of which will expire on May 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,926,221,000) - See accompanying schedule		$ 2,476,030,430
Cash		696
Interest receivable		389,382
Prepaid expenses		2,964
Total assets		2,476,423,472
Liabilities
Distributions payable	$ 4,142,471
Other payables and accrued expenses	30,137
Total liabilities		4,172,608
Net Assets		$ 2,472,250,864
Net Assets consist of:
Paid in capital		$ 2,472,249,968
Accumulated net realized gain (loss) on investments		896
Net Assets, for 2,472,243,331 shares outstanding		$ 2,472,250,864
Net Asset Value, offering price and redemption price per share ($2,472,250,864 ÷ 2,472,243,331 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2001 (Unaudited)
Investment Income Interest		$ 47,067,863
Expenses
Accounting fees and expenses	$ 123,369
Non-interested trustees' compensation	5,418
Custodian fees and expenses	10,320
Audit	10,689
Legal	216
Insurance	17,801
Total expenses before reductions	167,813
Expense reductions	(4,525)	163,288
Net investment income		46,904,575
Net Realized Gain (Loss) on Investments		1,889
Net increase in net assets resulting from operations		$ 46,906,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2001 (Unaudited)	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 46,904,575	$ 244,299,264
Net realized gain (loss)	1,889	(993)
Net increase (decrease) in net assets resulting from operations	46,906,464	244,298,271
Distributions to shareholders from net investment income	(46,904,575)	(244,299,264)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,950,347,076	22,111,709,516
Cost of shares redeemed	(9,507,445,422)	(24,706,201,504)
Net increase (decrease) in net assets resulting from share transactions	(1,557,098,346)	(2,594,491,988)
Total increase (decrease) in net assets	(1,557,096,457)	(2,594,492,981)
Net Assets
Beginning of period	4,029,347,321	6,623,840,302
End of period	$ 2,472,250,864	$ 4,029,347,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2001	Years ended May 31,
	(Unaudited)	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.016	.060	.051
Less Distributions
From net investment income	(.016)	(.060)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.64%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0120% A	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0120% A	.0107%	.0093% A
Expenses net of all reductions	.0117% A	.0105%	.0093% A
Net investment income	3.36% A	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,472,251	$ 4,029,347	$ 6,623,840

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 19, 2001, due January 17, 2002	2.24%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$100,560,000
Aggregate market value of transferred assets	$103,020,746
Coupon rates of transferred assets	5.5% to 8.0%
Maturity dates of transferred assets	9/1/08 to 12/1/31

Dated November 30, 2001, due December 3, 2001	2.14%
Number of dealers or banks	3
Maximum amount with one dealer or bank	45.5%
Aggregate principal amount of agreements	$550,000,000
Aggregate maturity amount of agreements	$550,098,000
Aggregate market value of transferred assets	$562,518,101
Coupon rates of transferred assets	0.0% to 14.1%
Maturity dates of transferred assets	12/3/01 to 12/1/33

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 30, 2001, due December 3, 2001	2.15%
Number of dealers or banks	12
Maximum amount with one dealer or bank	23.4%
Aggregate principal amount of agreements	$4,176,431,000
Aggregate maturity amount of agreements	$4,177,178,547
Aggregate market value of transferred assets	$4,263,600,473
Coupon rates of transferred assets	0.0% to 16.0%
Maturity dates of transferred assets	12/1/01 to 4/1/34

Dated November 30, 2001, due December 3, 2001	2.11%
Number of dealers or banks	4
Maximum amount with one dealer or bank	44.3%
Aggregate principal amount of agreements	$682,825,000
Aggregate maturity amount of agreements	$682,945,305
Aggregate market value of transferred assets	$697,711,119
Coupon rates of transferred assets	0.0% to 9.0%
Maturity dates of transferred assets	2/21/02 to 11/15/28

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the fund with investment management related services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program will be suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

5. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,525.

6. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2001

1.734025.101

Investments November 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value (Note 1)
Alabama - 0.8%
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.6%, VRDN (a)	$ 5,700,000	$ 5,700,000
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.5%, LOC Toronto-Dominion Bank, VRDN (a)(b)	3,330,000	3,330,000
		9,030,000
Arizona - 0.4%
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 2.5%, VRDN (a)(b)	4,685,000	4,685,000
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.75%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R121, 1.61% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(c)	2,995,000	2,995,000
		3,995,000
California - 0.7%
California Gen. Oblig. Participating VRDN Series PT 464R, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
California Higher Ed. Student Ln. Auth. Rev. Series 1992 E1, 1.6%, LOC Student Ln. Marketing Assoc., VRDN (a)(b)	2,000,000	2,000,000
		6,995,000
Colorado - 0.5%
Denver City & County Arpt. Rev. Series 2000 B, 1.85% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
Delaware - 0.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 1.55%, VRDN (a)(b)	7,200,000	7,200,000
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN Series PA 568, 1.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,165,000	4,165,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.74% (Liquidity Facility Bank of New York NA) (a)(b)(c)	1,925,000	1,925,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - continued
Metro. Washington Arpts. Auth. Participating VRDN Series BS 01 130, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	$ 4,600,000	$ 4,600,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Participating VRDN Series FRRI 01 L4, 1.75% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	2,500,000	2,500,000
		13,190,000
Florida - 3.4%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.69% (Liquidity Facility Bank of New York NA) (a)(b)(c)	2,125,000	2,125,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series BS 01 160, 1.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,200,000	2,200,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.65% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 1.6%, LOC Bank of America NA, VRDN (a)(b)	3,000,000	3,000,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.55%, VRDN (a)	11,325,000	11,325,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.7%, VRDN (a)	2,200,000	2,200,000
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 1.5% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 1.6%, LOC Fannie Mae, VRDN (a)(b)	5,750,000	5,750,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.65%, VRDN (a)	3,400,000	3,400,000
		37,000,000
Georgia - 3.2%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 1.55%, VRDN (a)(b)	17,000,000	17,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 1.5%, VRDN (a)	5,000,000	5,000,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Airlines, Inc. Proj.) Series 2000 B, 1.65%, LOC Commerzbank AG, VRDN (a)(b)	3,600,000	3,600,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.75%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,610,000	1,610,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.65%, LOC Suntrust Bank, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Proj.) 1.6%, LOC Suntrust Bank, VRDN (a)	4,800,000	4,800,000
		35,010,000
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,794,000	1,794,000
Illinois - 9.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.65%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Midway Arpt. Rev. Series 1998 A, 1.65% (MBIA Insured), VRDN (a)(b)	15,800,000	15,800,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series A, 1.6%, LOC Citibank NA, New York, VRDN (a)(b)	42,300,000	42,300,000
Chicago Single Family Mtg. Rev. Participating VRDN Series FRRI 00 L12, 1.7% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(c)	5,415,000	5,415,000
Illinois Health Facilities Auth. Rev.:
(Combined Central Health Care Corp. & Northwest Cmnty. Hosp. Proj.) Series 1985 B, 1.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	3,350,000	3,350,000
(Resurrection Health Care Proj.) Series 1999 A, 1.65% (FSA Insured), VRDN (a)	10,200,000	10,200,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.6% (MBIA Insured), VRDN (a)	12,465,000	12,465,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.):
Series 1997 A, 1.7% (Shell Oil Co. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 1998 A, 1.7% (Shell Oil Co. Guaranteed), VRDN (a)(b)	3,700,000	3,700,000
		99,645,000
Indiana - 1.4%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.8%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.95%, LOC Old Kent Bank, Michigan, VRDN (a)(b)	970,000	970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 1998, 1.7%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	$ 10,200,000	$ 10,200,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) 1.7% (Amoco Co. Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
		15,470,000
Iowa - 0.2%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,700,000	1,700,000
Kentucky - 1.4%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.65%, LOC Bank One NA, Chicago, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.69% (Liquidity Facility Commerzbank AG) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.65%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
		15,615,000
Louisiana - 5.6%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 1.85%, LOC Deutsche Bank AG, VRDN (a)(b)	2,500,000	2,500,000
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.75%, LOC BNP Paribas SA, VRDN (a)(b)	10,100,000	10,100,000
1.75%, LOC BNP Paribas SA, VRDN (a)(b)	9,200,000	9,200,000
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev. (PPG Industries, Inc. Proj.) Series 1994, 1.7%, VRDN (a)(b)	7,300,000	7,300,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.7% (MBIA Insured), VRDN (a)	2,800,000	2,800,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.7%, VRDN (a)(b)	5,700,000	5,700,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.7%, VRDN (a)(b)	2,200,000	2,200,000
(Shell Oil Co.-Norco Proj.) Series 1993, 1.7%, VRDN (a)(b)	4,300,000	4,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 1.8%, VRDN (a)(b)	$ 4,200,000	$ 4,200,000
Series 1995, 1.8%, VRDN (a)(b)	12,700,000	12,700,000
		61,000,000
Maryland - 1.4%
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Participating VRDN Series FRRI A66, 1.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	3,720,000	3,720,000
Maryland Energy Fing. Administration (Cimenteries CBR SA Proj.) Series 2000, 1.7%, LOC Deutsche Bank AG, VRDN (a)(b)	9,000,000	9,000,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,960,000	1,960,000
		14,680,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series B, 1.6% (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	4,700,000	4,700,000
Michigan - 4.8%
Delta County Econ. Dev. Corp. Envir. Impt. Rev. (Dates-Mead Escanaba Paper Proj.) Series E, 1.6%, LOC Bank of Nova Scotia, VRDN (a)	3,000,000	3,000,000
Eastern Michigan Univ. Revs. 1.6% (FGIC Insured), VRDN (a)	5,000,000	5,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.8% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 1994, 1.6%, VRDN (a)	14,440,000	14,440,000
(Mans Proj.) Series 1998, 1.65%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Poll. Cont. Rev.:
(Consumers Pwr. Co. Proj.) Series 1988 A, 1.65% (AMBAC Insured), VRDN (a)	5,000,000	5,000,000
(Gen. Motors Corp. Proj.) Series 1988 A, 2.4%, VRDN (a)	1,100,000	1,100,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 1.65%, VRDN (a)(b)	6,400,000	6,400,000
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series 1995 A, 1.6%, VRDN (a)	9,350,000	9,350,000
		52,140,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 0.2%
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.7%, LOC Fannie Mae, VRDN (a)(b)	$ 2,265,000	$ 2,265,000
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.8%, VRDN (a)(b)	7,250,000	7,250,000
Nebraska - 2.6%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.65%, LOC Lasalle Bank NA, VRDN (a)	16,380,000	16,380,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	2,800,000	2,800,000
Series 2000 F, 1.8% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,970,000	7,970,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.6%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		28,150,000
Nevada - 0.8%
Nevada Gen. Oblig. Participating VRDN Series SG 39, 1.56% (Liquidity Facility Societe Generale) (a)(c)	9,160,000	9,160,000
New Jersey - 3.3%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 C, 1.6% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(b)	16,750,000	16,750,000
New Jersey Gen. Oblig. Participating VRDN Series FRRI L11, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (a)(c)	9,700,000	9,700,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series FRRI A3, 1.5% (Liquidity Facility Commerzbank AG) (a)(c)	9,500,000	9,500,000
		35,950,000
New Mexico - 0.4%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 1.65%, VRDN (a)	3,900,000	3,900,000
New York - 1.3%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series FRRI 01 N11, 1.55% (Liquidity Facility Bank of New York NA) (a)(c)	8,105,000	8,105,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs. (Sloan-Kettering Cancer Ctr. Proj.) Series 1989 B, 1.6%, LOC J.P. Morgan Chase Bank, VRDN (a)	$ 3,400,000	$ 3,400,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. 1.5%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)	2,100,000	2,100,000
		13,605,000
North Carolina - 4.3%
Cleveland County Indl. Facilities & Poll. Cont. Fin. Auth. Solid Waste Disp. Rev. (PPG Ind. Proj.) 1.7%, VRDN (a)(b)	3,300,000	3,300,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.65%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.9%, VRDN (a)(b)	11,000,000	11,000,000
North Carolina Hsg. Fin. Agcy. Participating VRDN:
Series Merlots 00 A37, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	5,015,000	5,015,000
Series Merlots A70, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	3,745,000	3,745,000
North Carolina Med. Care Commission Rev. (Pooled Fing. Prog.) Series 1996 A, 1.6%, LOC Bank of America NA, VRDN (a)	12,690,000	12,690,000
Raleigh-Durham Arpt. Auth. Spl. Facilities Rev. (American Airlines, Inc. Proj.) Series 1995 B, 1.75%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
		47,130,000
Ohio - 6.8%
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.):
Series 1997 C, 1.55% (Liquidity Facility Bank of America NA), VRDN (a)	9,600,000	9,600,000
Series 1997 D, 1.6% (Liquidity Facility Bank of America NA), VRDN (a)	32,915,000	32,915,000
Series 1998 A, 1.55% (Liquidity Facility J.P. Morgan Chase Bank), VRDN (a)	11,900,000	11,900,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series 1985 B, 1.6%, LOC J.P. Morgan Chase Bank, VRDN (a)	4,000,000	4,000,000
(Ohio Edison Co. Proj.) Series 2000 C, 1.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	4,185,000	4,185,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.61% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 2,420,000	$ 2,420,000
Series PT 582, 1.64% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Univ. Gen. Receipts Series C, 1.55% 12/7/01, CP	3,200,000	3,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series 2000 A, 1.6%, LOC Barclays Bank PLC, VRDN (a)	2,000,000	2,000,000
		74,205,000
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 1.7% (CDC Fdg. Corp. Guaranteed), VRDN (a)	3,700,000	3,700,000
Oklahoma Hsg. Fin. Agcy. Single Family Rev. Participating VRDN:
Series LB 99 A5, 1.75% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	905,000	905,000
Series PT 104, 1.69% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	945,000	945,000
Series PT 167, 1.64% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	2,120,000	2,120,000
		7,670,000
Pennsylvania - 2.1%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.7%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1.5%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	6,450,000	6,450,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.65% (AMBAC Insured), VRDN (a)	2,100,000	2,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.61% (Liquidity Facility J.P. Morgan Chase Bank) (a)(b)(c)	$ 5,715,000	$ 5,715,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Childrens Hosp. of Philadelphia Proj.) Series 1996 A, 1.6% (BPA J.P. Morgan Chase Bank), VRDN (a)	7,000,000	7,000,000
		23,165,000
South Carolina - 3.0%
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 1.7%, VRDN (a)(b)	2,600,000	2,600,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.9%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Turnils North America Proj.) Series 1999, 1.65%, LOC Suntrust Bank, VRDN (a)(b)	2,100,000	2,100,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.8% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		32,200,000
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	6,855,000	6,855,000
Tennessee - 3.7%
Chattanooga Indl. Dev. Board Indl. Rev. (Southern Foundry Supply Proj.) Series 1996, 1.65%, LOC Suntrust Bank, VRDN (a)(b)	2,400,000	2,400,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.2%, VRDN (a)(b)	4,400,000	4,400,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	3,000,000	3,000,000
Metro. Nashville Arpt. Auth. Spl. Facilities Rev. (American Airlines Proj.):
Series A, 1.5%, LOC Cr. Suisse First Boston Bank, VRDN (a)	10,500,000	10,500,000
Series B, 1.5%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	4,480,000	4,480,000
Sevier County Pub. Bldg. Auth.:
Series IV B13, 1.6% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Series IV C4, 1.6% (FSA Insured), VRDN (a)	2,600,000	2,600,000
Sevier County Pub. Bldg. Auth. Rev. Series II A, 1.7% (AMBAC Insured), VRDN (a)(b)	11,000,000	11,000,000
		40,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - 23.9%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B2, 1.6% (MBIA Insured), VRDN (a)	$ 16,100,000	$ 16,100,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.7%, LOC Chase Bank of Texas NA, VRDN (a)	8,525,000	8,525,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.75%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	8,000,000	8,000,000
Series 2000 B, 1.75%, LOC Citibank NA, New York, VRDN (a)(b)	12,500,000	12,500,000
Series A, 1.75%, LOC Bank of America NA, VRDN (a)(b)	3,200,000	3,200,000
Series B, 1.75%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	10,600,000	10,600,000
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.) Series 1996, 1.8%, VRDN (a)(b)	1,700,000	1,700,000
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.56% (Liquidity Facility Societe Generale) (a)(c)	6,575,000	6,575,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 2001, 1.75%, LOC Royal Bank of Canada, VRDN (a)(b)	7,500,000	7,500,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.75%, LOC Bank One Corp., VRDN (a)(b)	14,200,000	14,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 1998, 1.7%, VRDN (a)(b)	2,000,000	2,000,000
(Exxon Mobil Proj.) 1.65% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 1.7%, VRDN (a)(b)	3,800,000	3,800,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1995, 1.7% (Amoco Co. Guaranteed), VRDN (a)(b)	6,600,000	6,600,000
1.7%, VRDN (a)(b)	1,300,000	1,300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.7%, LOC Chase Bank of Texas NA, VRDN (a)	3,500,000	3,500,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 1.65% (MBIA Insured), VRDN (a)	39,200,000	39,200,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Lukes Hosp. Proj.) Series B, 1.6%, VRDN (a)	3,350,000	3,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev.: - continued
(YMCA of Greater Houston Proj.) Series 1999, 1.6%, LOC Bank One, Texas NA, VRDN (a)	$ 2,300,000	$ 2,300,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 1.6% (FSA Insured), VRDN (a)	5,000,000	5,000,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.5%, VRDN (a)(b)	9,000,000	9,000,000
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,200,000	10,200,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.65% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	21,900,000	21,900,000
Midlothian Ind. Dev. Corp. Poll. Cont. Rev. (Box-Crow Cement Proj.) 1.5%, LOC UBS AG, VRDN (a)	2,200,000	2,200,000
San Antonio Elec. & Gas Rev. Participating VRDN Series SG 107, 1.56% (Liquidity Facility Societe Generale) (a)(c)	9,880,000	9,880,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 1.65%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,065,000	1,065,000
Texas Gen. Oblig. Participating VRDN Series FRRI 01 14, 1.7% (Liquidity Facility Bank of New York NA) (a)(c)	30,010,000	30,010,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.7%, VRDN (a)(b)	4,100,000	4,100,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 1.7% (British Petroleum Co. PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
		259,805,000
Utah - 0.2%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.66%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,300,000	1,300,000
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 84A, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	390,000	390,000
Series PT 84B, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	380,000	380,000
		2,070,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - 3.6%
Dinwiddie County Indl. Dev. Auth. Exempt Facility Rev. (Chaparral Steel VA Proj.) Series A, 1.7%, LOC Bank of America NA, VRDN (a)(b)	$ 1,800,000	$ 1,800,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 1.7%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	6,700,000	6,700,000
Series 1994 B, 1.7%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	5,920,000	5,920,000
Series 1996 A, 1.65%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	3,800,000	3,800,000
Roanoke Indl. Dev. Auth. Hosp. Rev. (Carilion Health Svcs. Proj.) Series 1995 A, 1.6% (BPA First Union Nat'l. Bank, North Carolina), VRDN (a)	12,400,000	12,400,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series BS 01 159, 1.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,495,000	6,495,000
Waynesboro Ind. Dev. Auth. Rev. (Sunnyside Presbyterian Home) Series 1997, 1.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	2,000,000	2,000,000
		39,115,000
Washington - 4.5%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.9%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,300,000	1,300,000
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 1.56% (Liquidity Facility Societe Generale) (a)(c)	19,885,000	19,885,000
Washington Econ. Dev. Fin. Auth. Rev. (Ferry Brothers, Inc. Proj.) 1.7%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	1,865,000	1,865,000
Washington Gen. Oblig. Participating VRDN Series ROC II R86, 1.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	800,000	800,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.):
Series 1991 A, 1.6%, LOC J.P. Morgan Chase Bank, VRDN (a)	7,550,000	7,550,000
Series 1996, 1.6%, LOC J.P. Morgan Chase Bank, VRDN (a)	14,350,000	14,350,000
Washington Hsg. Fin. Commission Participating VRDN Series Merlots 97 D, 1.72% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(c)	785,000	785,000
		48,935,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 0.7%
Wisconsin Health & Edl. Facilities Auth. Rev. (Wisconsin Lutheran College Proj.) Series 2001, 1.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 7,000,000	$ 7,000,000
Wyoming - 0.6%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 1.5%, VRDN (a)(b)	3,500,000	3,500,000
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.7%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	2,500,000	2,500,000
		6,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9%	1,084,459,000
NET OTHER ASSETS - 0.1%	1,505,396
NET ASSETS - 100%	$ 1,085,964,396
Total Cost for Income Tax Purposes	$ 1,084,459,000
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $7,000 of which $4,000, $1,000 and $2,000 will expire on May 31, 2005, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,084,459,000
Cash		6,109,396
Receivable for investments sold		7,323,077
Interest receivable		2,432,834
Prepaid expenses		4,685
Total assets		1,100,328,992
Liabilities
Payable for investments purchased	$ 13,053,048
Distributions payable	1,296,122
Other payables and accrued expenses	15,426
Total liabilities		14,364,596
Net Assets		$ 1,085,964,396
Net Assets consist of:
Paid in capital		$ 1,085,960,066
Accumulated undistributed net realized gain (loss) on investments		4,330
Net Assets, for 1,085,959,652 shares outstanding		$ 1,085,964,396
Net Asset Value, offering price and redemption price per share ($1,085,964,396 ÷ 1,085,959,652 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2001 (Unaudited)
Investment Income Interest		$ 7,910,018
Expenses
Non-interested trustees' compensation	$ 1,065
Custodian fees and expenses	19,656
Audit	10,700
Legal	39
Insurance	28,123
Total expenses before reductions	59,583
Expense reductions	(8,577)	51,006
Net investment income		7,859,012
Net Realized Gain (Loss) on Investments		11,594
Net increase (decrease) in net assets resulting from operations		$ 7,870,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2001 (Unaudited)	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,859,012	$ 51,490,035
Net realized gain (loss)	11,594	30,351
Increase (decrease) in net unrealized gain from accretion of market discount	-	(221)
Net increase (decrease) in net assets resulting from operations	7,870,606	51,520,165
Distributions to shareholders from net investment income	(7,859,012)	(51,490,035)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,805,513,763	10,627,454,387
Cost of shares redeemed	(4,232,920,829)	(11,325,093,175)
Net increase (decrease) in net assets resulting from share transactions	572,592,934	(697,638,788)
Total increase (decrease) in net assets	572,604,528	(697,608,658)
Net Assets
Beginning of period	513,359,868	1,210,968,526
End of period	$ 1,085,964,396	$ 513,359,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2001	Years ended May 31,
	(Unaudited)	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.012	.039	.037	.033	.037	.012
Less Distributions
From net investment income	(.012)	(.039)	(.037)	(.033)	(.037)	(.012)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.19%	4.01%	3.74%	3.35%	3.78%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0173% A	.0101%	.0087%	.0095%	.0203%	.0245% A
Expenses net of voluntary waivers, if any	.0173% A	.0101%	.0087%	.0095%	.0203%	.0245% A
Expenses net of all reductions	.0148% A	.0073%	.0040%	.0071%	.0175%	.0245% A
Net investment income	2.28% A	3.92%	3.69%	3.12%	3.72%	3.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,085,964	$ 513,360	$ 1,210,969	$ 845,909	$ 128,352	$ 276,577

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 27, 1997 (commencement of operations) to May 31, 1997.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) - continued

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc., an affiliate of FMR, provides the fund with investment management related services. The fund does not pay any fees for these services.

Money Market Insurance. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program will be suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

3. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8,577.

4. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2001

1.734014.101

Investments November 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 1.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
UBS Finance, Inc.
12/3/01	2.16%	$ 390,000,000	$ 389,953,200
Federal Agencies - 13.6%

Fannie Mae - 9.5%
Agency Coupons - 0.5%
1/5/02	1.99 (a)	157,000,000	156,952,665
Discount Notes - 9.0%
12/6/01	3.27	23,000,000	22,989,650
12/6/01	3.29	56,301,000	56,275,508
12/6/01	3.35	400,000,000	399,815,556
12/6/01	3.37	159,728,000	159,653,793
12/14/01	2.34	500,000,000	499,579,306
12/27/01	5.02	125,000,000	124,566,667
12/28/01	5.03	77,038,000	76,760,085
1/25/02	5.04	50,000,000	49,633,333
2/14/02	1.96	500,000,000	497,968,750
2/21/02	1.96	239,800,000	238,732,157
5/16/02	1.90	240,000,000	237,919,467
8/12/02	1.98	200,000,000	197,248,333
			2,561,142,605
			2,718,095,270
Federal Home Loan Bank - 0.5%
Discount Notes - 0.5%
12/5/01	3.27	50,719,000	50,700,741
2/20/02	1.96	90,000,000	89,605,125
			140,305,866
Freddie Mac - 3.6%
Discount Notes - 3.6%
12/6/01	3.27	115,448,000	115,396,048
12/6/01	3.35	114,200,000	114,147,341
1/31/02	3.53	250,000,000	248,530,069
1/31/02	3.54	200,000,000	198,820,667
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - continued
Discount Notes - continued
1/31/02	5.01%	$ 100,000,000	$ 99,192,174
5/23/02	1.99	250,000,000	247,627,257
			1,023,713,556
TOTAL FEDERAL AGENCIES			3,882,114,692
U.S. Treasury Obligations - 23.9%

U.S. Treasury Bills - 22.0%
12/20/01	2.00	3,980,000,000	3,975,801,526
12/27/01	1.96	300,000,000	299,608,000
1/24/02	2.19	150,000,000	149,509,500
2/14/02	1.83	200,000,000	199,241,667
2/28/02	4.44	75,000,000	74,211,052
5/9/02	1.90	40,000,000	39,667,867
5/16/02	1.84	90,000,000	89,244,791
5/23/02	1.97	200,000,000	198,121,028
5/23/02	1.98	50,000,000	49,529,056
5/23/02	2.03	500,000,000	495,170,417
5/23/02	2.06	500,000,000	495,092,326
5/30/02	2.01	225,000,000	222,761,374
			6,287,958,604
U.S. Treasury Notes - 1.2%
3/31/02	3.67	100,000,000	100,870,988
8/31/02	2.01	233,000,000	240,111,762
			340,982,750
U.S. Treasury Notes - principal STRIPS - 0.7%
8/15/02	1.87	200,000,000	197,362,700
TOTAL U.S. TREASURY OBLIGATIONS			6,826,304,054
Time Deposits - 16.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Banque Bruxelles Lambert SA (BBL)
12/3/01	2.09%	$ 800,000,000	$ 800,000,000
Bayerische Hypo-und Vereinsbank AG
12/3/01	2.15	890,000,000	890,000,000
Caisse des Depots et Consignations
12/3/01	2.14	1,000,000,000	1,000,000,000
Credit Suisse First Boston Bank
12/3/01	2.07	584,000,000	584,000,000
RaboBank Nederland Coop. Central
12/3/01	2.14	1,390,000,000	1,390,000,000
TOTAL TIME DEPOSITS			4,664,000,000
Repurchase Agreements - 46.6%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 11/30/01 due 12/3/01 At 2.15%	$ 2,868,944,425	2,868,431,000
(U.S. Treasury Obligations) dated 11/30/01 due 12/3/01 At 2.11%	10,037,957,960	10,036,194,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With:
Lehman Brothers Commercial Paper, Inc. At 2.23%, dated 11/30/01 due 12/3/01 (Commercial Paper Obligations) (principal amount $204,559,654) 0% - 4.25%, 12/3/01 - 7/9/02	$ 200,037,167	$ 200,000,000
Merrill Lynch, Pierce, Fenner & Smith At 2.21%, dated 11/30/01 due 12/3/01 (Commercial Paper Obligations) (principal amount $204,204,000) 0% - 2.52%, 12/3/01 - 8/14/02	200,036,833	200,000,000
TOTAL REPURCHASE AGREEMENTS		13,304,625,000
TOTAL INVESTMENT PORTFOLIO - 101.8%		29,066,996,946
NET OTHER ASSETS - (1.8)%		(506,016,056)
NET ASSETS - 100%		$ 28,560,980,890
Total Cost for Income Tax Purposes $ 29,066,996,946
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $25,446,406. The weighted average interest rate was 3.01%. Interest earned from the interfund lending program amounted to $68,150 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $13,304,625,000) - See accompanying schedule		$ 29,066,996,946
Cash		71,202
Interest receivable		6,100,129
Prepaid expenses		18,326
Total assets		29,073,186,603
Liabilities
Payable for investments purchased	$ 456,560,665
Distributions payable	55,604,344
Other payables and accrued expenses	40,704
Total liabilities		512,205,713
Net Assets		$ 28,560,980,890
Net Assets consist of:
Paid in capital		$ 28,560,966,553
Accumulated net realized gain (loss) on investments		14,337
Net Assets, for 28,555,273,044 shares outstanding		$ 28,560,980,890
Net Asset Value, offering price and redemption price per share ($28,560,980,890 ÷ 28,555,273,044 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2001 (Unaudited)
Investment Income Interest		$ 474,271,130
Expenses
Non-interested trustees' compensation	$ 47,908
Custodian fees and expenses	54,865
Audit	10,688
Legal	2,068
Insurance	109,811
Total expenses		225,340
Net investment income		474,045,790
Net Realized Gain (Loss) on Investments		14,337
Net increase in net assets resulting from operations		$ 474,060,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2001 (Unaudited)	Year ended May 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 474,045,790	$ 1,924,273,617
Net realized gain (loss)	14,337	2,689,490
Net increase (decrease) in net assets resulting from operations	474,060,127	1,926,963,107
Distributions to shareholders from net investment income	(474,045,790)	(1,924,273,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	76,101,010,945	206,993,568,831
Cost of shares redeemed	(76,467,693,063)	(201,955,552,679)
Net increase (decrease) in net assets resulting from share transactions	(366,682,118)	5,038,016,152
Total increase (decrease) in net assets	(366,667,781)	5,040,705,642
Net Assets
Beginning of period	28,927,648,671	23,886,943,029
End of period	$ 28,560,980,890	$ 28,927,648,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2001	Years ended May 31,
	(Unaudited)	2001	2000	1999	1998	1997 C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.017	.060	.054	.051	.056	.033
Less Distributions
From net investment income	(.017)	(.060)	(.054)	(.051)	(.056)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B	1.73%	6.21%	5.50%	5.19%	5.74%	3.35%
Ratios to Average Net Assets D
Expenses before expense reductions	.0016% A	.0016%	.0017%	.0016%	.0016%	.0008% A
Expenses net of voluntary waivers, if any	.0016% A	.0016%	.0017%	.0016%	.0016%	.0008% A
Expanses net of all reductions	.0016% A	.0016%	.0017%	.0016%	.0016%	.0008% A
Net investment income	3.43% A	6.04%	5.38%	5.04%	5.58%	5.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 28,561	$ 28,928	$ 23,887	$ 22,086	$ 16,010	$ 17,438

A Annualized

B Total returns for periods of less than one year are not annualized.

C For the period October 21, 1996 (commencement of operations) to May 31, 1997.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated November 30, 2001, due December 3, 2001	2.15%
Number of dealers or banks	12
Maximum amount with one dealer or bank	23.4%
Aggregate principal amount of agreements	$4,176,431,000
Aggregate maturity amount of agreements	$4,177,178,547
Aggregate market value of transferred assets	$4,263,600,473
Coupon rates of transferred assets	0.0% to 16.0%
Maturity dates of transferred assets	12/1/01 to 4/1/34
Dated November 30, 2001, due December 3, 2001	2.11%
Number of dealers or banks	14
Maximum amount with one dealer or bank	20.4%
Aggregate principal amount of agreements	$10,105,207,000
Aggregate maturity amount of agreements	$10,106,983,090
Aggregate market value of transferred assets	$10,662,436,244
Coupon rates of transferred assets	0.0% to14.3%
Maturity dates of transferred assets	12/6/01 to 2/15/31

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the fund with investment management related services. The fund does not pay any fees for these services.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. Effective January 1, 2002, the Money Market Insurance program will be suspended for the calendar year. FIDFUNDS will not receive premiums and money market insurance will not be provided during this period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Semiannual Report